Subsequent Events (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 15, 2013 Subsequent Event [Member] USD ($)	Feb. 28, 2013 Subsequent Event [Member] CNY	Mar. 15, 2013 Ordinary Shares [Member] Subsequent Event [Member] USD ($)	Mar. 15, 2013 ADS [Member] Subsequent Event [Member] USD ($)
Subsequent Event [Line Items]
Short-term credit facility, amount					30.0
Short-term credit facility, expiration date					Feb. 28, 2014
Number of options granted	0	0	15,768,225	18,708,400
Exercise price of option (US$ per share)						$ 0.4459	$ 3.5674
Fair value of option as of the grant date (US$ per share)				$ 0.299